Summary of Significant Accounting Policies - Summary of Contract Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Summary of Significant Accounting Policies
Contract liabilities	¥ 98,263	$ 13,717	¥ 87,064